SIGNIFICANT ACCOUNTING POLICIES - Net Earnings per Share (Details)	12 Months Ended
Dec. 31, 2021 shares
SIGNIFICANT ACCOUNTING POLICIES
Weighted average number of ordinary shares outstanding	2,153,688,011